INCOME TAXES - Reconciliation to US Statutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate	21.00%	21.00%	21.00%
Equity earning effect	(0.40%)	(1.20%)	0.20%
Foreign income taxed at rates other than the statutory U.S. federal income tax rate	2.80%	4.90%	(3.90%)
U.S. tax effect of foreign earnings and dividends	4.60%	13.00%	5.00%
Unrecognized tax benefits	(0.10%)	(0.10%)	1.00%
Acquisitions, divestitures and ownership restructuring activities	9.00%	(64.40%)	2.50%
Exchange gains/losses	1.50%	(1.10%)	0.40%
State and local income taxes	(0.60%)	(2.80%)	0.20%
Change in valuation allowance	0.50%	0.00%	0.00%
Goodwill impairments	0.00%	33.50%	0.00%
Stock-based compensation	0.20%	(1.00%)	(0.20%)
Foreign-derived intangible income (FDII)	(1.90%)	(6.00%)	(2.00%)
Other - net	(1.90%)	(1.60%)	2.50%
Effective tax rate	34.70%	(5.80%)	26.70%
Tax expense (benefit) related to internal entity restructuring	$ 103	$ (324)